Schedule of Investments(a)
September 30, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.74%
Agricultural & Farm Machinery–2.15%
AGCO Corp.	20,127	$1,494,832
Auto Parts & Equipment–6.20%
Aptiv PLC	6,287	576,392
BorgWarner, Inc.	47,765	1,850,416
Dana, Inc.	153,327	1,888,989
		4,315,797
Building Products–4.59%
Builders FirstSource, Inc.(b)	33,600	1,096,032
Owens Corning	30,499	2,098,636
		3,194,668
Construction & Engineering–4.41%
AECOM(b)	73,445	3,072,939
Consumer Finance–0.06%
SLM Corp.	4,800	38,832
Distributors–3.45%
LKQ Corp.(b)	86,700	2,404,191
Diversified Banks–7.23%
Bank of America Corp.	53,074	1,278,553
Citigroup, Inc.	49,772	2,145,671
Wells Fargo & Co.	68,400	1,608,084
		5,032,308
Diversified Chemicals–3.79%
Eastman Chemical Co.	2,500	195,300
Huntsman Corp.	110,200	2,447,542
		2,642,842
Electrical Components & Equipment–1.95%
nVent Electric PLC	76,900	1,360,361
Electronic Manufacturing Services–3.78%
Flex Ltd.(b)	203,965	2,272,170
Jabil, Inc.	10,600	363,156
		2,635,326
Health Care Services–1.87%
Cigna Corp.	7,700	1,304,457
Health Care Technology–0.59%
Change Healthcare, Inc.(b)	28,100	407,731
Hotels, Resorts & Cruise Lines–0.14%
Norwegian Cruise Line Holdings Ltd.(b)	5,700	97,527
Household Products–3.91%
Energizer Holdings, Inc.	700	27,398
Spectrum Brands Holdings, Inc.	47,209	2,698,466
		2,725,864
Human Resource & Employment Services–2.71%
ManpowerGroup, Inc.	25,700	1,884,581
Shares		Value
Independent Power Producers & Energy Traders–0.66%
Vistra Corp.	24,500	$462,070
Industrial Conglomerates–2.02%
Carlisle Cos., Inc.	11,500	1,407,255
Industrial Machinery–3.77%
Crane Co.	21,300	1,067,769
Timken Co. (The)	28,800	1,561,536
		2,629,305
Interactive Media & Services–0.96%
Baidu, Inc., ADR (China)(b)	5,300	670,927
Internet & Direct Marketing Retail–4.26%
Booking Holdings, Inc.(b)	1,735	2,968,030
Investment Banking & Brokerage–3.64%
Goldman Sachs Group, Inc. (The)	12,600	2,532,222
Life & Health Insurance–3.28%
Athene Holding Ltd., Class A(b)	66,000	2,249,280
MetLife, Inc.	1,017	37,802
		2,287,082
Managed Health Care–3.32%
Anthem, Inc.	8,600	2,309,874
Oil & Gas Exploration & Production–2.59%
Diamondback Energy, Inc.	25,800	777,096
Parsley Energy, Inc., Class A	109,600	1,025,856
		1,802,952
Oil & Gas Refining & Marketing–2.77%
Marathon Petroleum Corp.	51,000	1,496,340
Phillips 66	8,400	435,456
		1,931,796
Other Diversified Financial Services–2.34%
Equitable Holdings, Inc.	89,200	1,627,008
Paper Packaging–2.31%
Sealed Air Corp.	41,500	1,610,615
Regional Banks–4.50%
First Horizon National Corp.	100,600	948,658
TCF Financial Corp.	67,600	1,579,136
Western Alliance Bancorporation	19,200	607,104
		3,134,898
Specialty Chemicals–2.76%
Axalta Coating Systems Ltd.(b)	49,400	1,095,198
Celanese Corp.	7,700	827,365
		1,922,563
Systems Software–4.17%
Oracle Corp.	48,595	2,901,122
Thrifts & Mortgage Finance–3.40%
MGIC Investment Corp.	220,142	1,950,458

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Value Opportunities Fund

Shares		Value
Thrifts & Mortgage Finance–(continued)
Radian Group, Inc.	28,461	$415,815
		2,366,273
Trading Companies & Distributors–3.16%
AerCap Holdings N.V. (Ireland)(b)	7,500	188,925
Univar Solutions, Inc.(b)	119,200	2,012,096
		2,201,021
Total Common Stocks & Other Equity Interests (Cost $65,279,534)		67,377,269
Money Market Funds–2.90%
Invesco Government & Agency Portfolio, Institutional Class, 0.02%(c)(d)	682,125	682,125
Shares		Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 0.10%(c)(d)	554,597	$554,874
Invesco Treasury Portfolio, Institutional Class, 0.02%(c)(d)	779,572	779,572
Total Money Market Funds (Cost $2,016,189)		2,016,571
TOTAL INVESTMENTS IN SECURITIES–99.64% (Cost $67,295,723)		69,393,840
OTHER ASSETS LESS LIABILITIES—0.36%		250,005
NET ASSETS–100.00%		$69,643,845
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value September 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$563,912	$5,308,674	$(5,190,461)	$-	$-	$682,125	$2,792
Invesco Liquid Assets Portfolio, Institutional Class	412,357	3,851,264	(3,708,848)	293	(192)	554,874	3,262
Invesco Treasury Portfolio, Institutional Class	644,471	6,067,056	(5,931,955)	-	-	779,572	2,959
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class	-	1,356,600	(1,356,600)	-	-	-	250*
Invesco Liquid Assets Portfolio, Institutional Class	-	452,402	(452,196)	-	(206)	-	105*
Total	$1,620,740	$17,035,996	$(16,640,060)	$293	$(398)	$2,016,571	$9,368

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Value Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of September 30, 2020, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco V.I. Value Opportunities Fund